Newbuildings	6 Months Ended
Jun. 30, 2013
Newbuildings [Abstract]
Newbuildings
Note 6 – Newbuildings

(In US$ millions)	June 30, 2013	December 31, 2012

Opening balance at the beginning of the period	$112.0	$788.9
Additions	17.3	131.7
Capitalized interest and loan related costs	2.1	13.0
Re-classified as drilling units	-	(821.6)
Closing balance at the end of the period	$131.4	$112.0

December 31, 2012 newbuildings has been retroactively adjusted for the impact of the acquisition of the tender rig T-15 to include $24.4 million in the opening balance, $87.5 million of additions, and $0.1 capitalized interest.